INCOME TAX (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
The Company and its Israeli subsidiaries	$ 53,855	$ 55,316	$ 51,562
Non-Israeli subsidiaries	17,394	9,089	1,268
Income before income tax	$ 71,249	$ 64,405	$ 52,830